Other Assets - Activity in Allowance for Credit Losses (Details) - Customer portfolio segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Activity in allowance for credit losses related to customer financing receivables, net
Balance at beginning of year	$ (19,574)	$ (7,856)	$ (3,888)
Provisions, net	(10,131)	(5,236)	(4,481)
Amounts written off as uncollectible	317	0	0
Foreign currency translation	179	(159)	513
Other	0	(6,323)	0
Balance at end of year	$ (29,209)	$ (19,574)	$ (7,856)